SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 11. SHARE-BASED COMPENSATION

Enterprise Management Incentive (EMI) share option scheme

The Company operates an HMRC Approved Enterprise Management Incentive (“EMI”) share option scheme for employees. Effective December 16, 2014, the Company approved a share option scheme under which the Board of Directors of the Company can award options to directors, officers, employees and consulting personnel of the Company. The Board of Directors will determine the terms, limitations, restrictions and conditions of the options granted under the plan.

The Company has granted options over ADSs to certain employees.

	Number of Share Options	Weighted Average Exercise Price
Outstanding at December 31, 2023	533	£4,600
Granted during the period	-	-
Exercised during the period	-	-
Forfeited during the period	-	-
Outstanding at June 30, 2024	533	£4,600

Exerciseable at June 30, 2024	533	£4,600
Unexerciseable at June 30, 2024	-	-

The estimated fair value of the options outstanding in the period was calculated by applying a Monte Carlo Simulation for those options issued in 2020 and 2019 and a Black Scholes Model for those options issued in prior periods. The most appropriate approach is selected with reference to the share capital structure at the time of grant. The expense recognized for share-based payments in respect of employee services received during the six months ended June 30, 2024 was £Nil (June 30, 2023: £Nil) as all options were fully vested as of June 30, 2023.

2021 Share Option Scheme

Effective immediately prior to completion of the IPO on February 10, 2022, the Company adopted a new share option scheme, or the 2021 Share Option Scheme, for the purpose granting share options to incentivize the Company’s directors, employees and consultants. The 2021 Share Option Scheme incorporates a sub-plan for option holders subject to taxation in the United States, or the 2021 U.S. Sub-Plan, to provide for the grant of U.S. qualified incentive options.

The Company has granted options over ADSs to certain employees and directors.

*	Number of Share Options	Weighted Average Exercise Price
Outstanding at December 31, 2023	3,707	$2,300
Granted during the period	128,234	11.21
Exercised during the period	(12,107)	0.03
Cancelled during the period	(93)	42,400
Outstanding at June 30, 2024	119,741	$50.27

Exerciseable at June 30, 2024	100,908	$55.70
Unexerciseable at June 30, 2024	18,833	13.00

The totals of options and related exercise price are for options over ADSs and reflect the ratio change on December 15, 2023 and July 31, 2024.

The estimated fair value of the options outstanding in the period was calculated by applying a Black Scholes Model. The most appropriate approach is selected with reference to the share capital structure at the time of grant. The weighted average grant-date fair value of options granted during the six-month period ended June 30, 2024 was $0.94. No options were granted during the six-month period ended June 30, 2023. The expense recognized for share-based payments in respect of employee and non-employee services received during the six months ended June 30, 2024 and 2023 was £908,613 and £142,321, respectively.

The options granted under the 2021 share option scheme will typically vest over three years after the date of grant. In some cases, options granted to senior management will vest immediately. As of June 30, 2024, there were no unvested options.

Modifications

During March of 2024, share options that had been granted to five grantees, including one of our executive officers and all of our non-employee directors, were cancelled and replaced by new options with different terms. The company determined that the option cancellations and subsequent re-issuances should be considered award modifications and be recognized in accordance with the guidance in ASC 718-20. As the new awards vested immediately, the Company fully recognized the incremental fair value of the awards of £248,659.

Additional Right to Subscribe for Shares

On August 25, 2020, the Company issued Ordinary shares, which included an additional right to subscribe for a fixed number (15,891) of shares at £215.00 per share at a future date based on certain clinical and commercial milestones. The estimated fair value of the right to subscribe was calculated by applying a Black Scholes Model. This was deemed the most appropriate approach due to the future liquidity event being date-uncertain and could take one of many forms.